Investments in Debt, Equity Securities and Other Investments (Other-Than-Temporary Loss on Debt and Equity Securities) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Other-than-temporary loss on debt and equity securities	¥ 2	¥ 109